Eversheds Sutherland (US) LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 D: +1 202.383.0472 F: +1 202.637.3593 cynthiabeyea@ eversheds-sutherland.com

VIA EDGAR

September 13, 2017

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	USCF ETF Trust File Nos. 333-196273; 811-22930

Dear Commissioners:

On behalf of USCF ETF Trust (the “Trust”), attached for filing with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 485(a) under the Securities Act of 1933, as amended, is a conformed electronic format copy of Post-Effective Amendment No. 29 to the Trust’s Form N-1A registration statement referenced above (the “Amendment”). The Amendment is being filed for the purpose of adding two new series of the Trust, the USCF SummerHaven Private Equity Strategy Index Fund and the USCF SummerHaven Private Equity Natural Resources Strategy Index Fund. Please direct any questions or comments regarding the Amendment to the undersigned, the contact information for whom is provided above.

Regards,

/s/ Cynthia R. Beyea

Cynthia R. Beyea

cc:	Carolyn Yu, Esq., USCF Daphne Frydman, Esq., USCF
Ronald Coenen Jr., Esq., Eversheds Sutherland

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